Loans and Financing	12 Months Ended
Dec. 31, 2023
Loans and financing [Abstract]
Loans and financing

Note 13. Loans and financing

The outstanding balance of loans and financing at December 31, 2023, and 2022 are summarized as follows:

			Years ended December 31,
	Interest Rate	Maturity	2023	2022
Loans:
CEF	23.36% per annum	2023	-	78
Itaú Bank	1.10% per month	2023	-	277
Santander Bank	0.06% per day	2024	4,254	-
Bradesco Bank	12.15% per annum	2024	343	355
BNDES	12.27% per annum	2024	692	1,087
Total			5,289	1,797
Financing:
BNDES - Equipment	1.14% per month	2023	-	2
BNDES - Equipment	1.14% per month	2023	-	8
Total			-	10
Current			4,960	1,138
Non-current			329	669

Per the terms of the bank loan agreements, the institution may consider the loan to be due early in the case of certain events such as corporate reorganization or change of control. As of the date of these financial statements, there have been no calls for early maturity of the loans.

The amounts recorded in non-current liabilities for the years ended December 31, 2023, and 2022 have the following maturity schedule:

	Years ended December 31,
	2023	2022
2024	-	669
2025	311	-
2026	18	-
Non-current liabilities	329	669

The following is a summary of loan activity for the years ended December 31, 2023, 2022 and 2021:

Balances as of January 1, 2021	-
Additions	15,000
Additions by acquisition of companies	3,994
Interest accrual	511
Principal payments	(10,962)
Interest payments	(243)
Balance as of December 31, 2021	8,300
Additions	4,000
Interest accrual	349
Principal payments	(10,101)
Interest payments	(741)
Balance as of December 31, 2022	1,807
Additions	5,462
Interest accrual	940
Principal payments	(2,034)
Interest payments	(886)
Balance as of December 31, 2023	5,289

Accounts payable to suppliers

The breakdown of Trade and other payables is as follows:

	12/31/2023	12/31/2022
Suppliers- National and foreign	7,676	7,283
Suppliers - IPO transaction expenses(i)	39,457	-
Trade accounts payable	47,133	7,283

(i)	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company. The liability includes the prepaid D&O insurance totaling R$4,078, recognized during the fiscal year ended December 31, 2023.